Assets and Liabilities for insurance and reinsurance contracts - Summary of CSM movement for insurance contract portfolios (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual Service Margin as of January 1	S/ 870,851
Insurance service result	(47,797)	S/ (169,789)	S/ (178,392)
Total changes in the statement of income	265,187	135,898	170,482
Balance as of December 31	1,079,940	870,851
Contractual service margin [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual Service Margin as of January 1	870,851	742,870
Contractual service margin recognized for services provided	(132,263)	(94,596)
Contracts initially recognized in the period	341,071	269,737
Changes in estimates that adjust the contractual service margin	(53,512)	(95,243)
Insurance service result	155,296	79,898
Insurance financial expenses	66,019	46,348
Effect of movements in exchange difference	(12,226)	1,735
Total changes in the statement of income	209,089	127,981
Balance as of December 31	S/ 1,079,940	S/ 870,851	S/ 742,870